Organization and Plan of Business Operations - Organization and General (Details) - USD ($)			9 Months Ended	12 Months Ended
	Nov. 28, 2016	Oct. 14, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization and Financing
Par value of common stock (in dollars per share)			$ 0.0001	$ 0.0001
Revenue			$ 0	$ 0
Class A
Organization and Financing
Par value of common stock (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
IPO
Organization and Financing
Sale of units		310,000,000	30,000,000
Price of units (in dollars per unit)		$ 10.00	$ 10.00
Number of warrants included in each unit		1	1
IPO | Class A
Organization and Financing
Number of shares of common stock included in each unit		1	1
Par value of common stock (in dollars per share)		$ 0.0001	$ 0.0001
Number of shares called by each warrant		0.5	0.5
Over-Allotment Option
Organization and Financing
Sale of units	1,000,000
Term of option to purchase additional units		45 days	45 days
Over-Allotment Option | Maximum
Organization and Financing
Additional units available for purchase		4,500,000	4,500,000